Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 480	$ 388	$ 432	$ 416
Provision for credit losses
Originations	22	55	65	114
Maturities	(8)	(7)	(18)	(23)
Changes in risk, parameters and exposures	(19)	3	10	(62)
Write-offs	(7)	(9)	(23)	(29)
Recoveries	3	2	10	10
Exchange rate and other	(8)	(3)	(13)	3
Balance at end of period	463	429	463	429
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	238	184	235	186
Provision for credit losses
Transfers to Stage 1	38	22	70	82
Transfers to Stage 2	(4)	(2)	(23)	(8)
Transfers to Stage 3			(1)	(1)
Originations	22	55	65	114
Maturities	(4)	(6)	(12)	(18)
Changes in risk, parameters and exposures	(63)	(21)	(107)	(125)
Exchange rate and other		(2)
Balance at end of period	227	230	227	230
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	103	71	65	92
Provision for credit losses
Transfers to Stage 1	(38)	(17)	(70)	(67)
Transfers to Stage 2	6	3	31	10
Transfers to Stage 3	(4)	(5)	(9)	(20)
Maturities	(4)	(1)	(6)	(5)
Changes in risk, parameters and exposures	29	21	80	60
Exchange rate and other	(2)		(1)	2
Balance at end of period	90	72	90	72
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	139	133	132	138
Provision for credit losses
Transfers to Stage 1		(5)		(15)
Transfers to Stage 2	(2)	(1)	(8)	(2)
Transfers to Stage 3	4	5	10	21
Changes in risk, parameters and exposures	15	3	37	3
Write-offs	(7)	(9)	(23)	(29)
Recoveries	3	2	10	10
Exchange rate and other	(6)	(1)	(12)	1
Balance at end of period	$ 146	$ 127	$ 146	$ 127